[Perkins Coie LLP Letterhead]

November 6, 2006

Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Re:	HYPERSPACE COMMUNICATIONS, INC.

Registration Statement on Form S-3

Gentlemen and Ladies :

On behalf of HyperSpace Communications, Inc., a Colorado corporation (the "Company"), and in connection with the proposed offering of shares of the Company's common stock, no par value per share, by certain selling shareholders, transmitted herewith for filing with the Securities and Exchange Commission (the "SEC"), via EDGAR, is the Company's Registration Statement on Form S-3.

In accordance with the instructions set forth in Instructions for Filing Fees, Rule 3a of the SEC's Informal and Other Procedures, $4,262 has been wired to the SEC's U.S. Treasury designated lockbox depository at the Mellon Bank in Pittsburgh, Pennsylvania in payment of the registration fee.

We advise you on behalf of the Company, that the Company shall be requesting acceleration of the effectiveness of the Registration Statement as soon as practicable after any comments of the Staff concerning the disclosure set forth in the Registration Statement have been satisfied. Pursuant to Rule 461, as amended, such requests may be made either in writing or orally. If the requests are made orally, we advise you that the Company is aware of its obligations under the Securities Act of 1933, as amended, in connection with requests for acceleration.

If you have any questions regarding this filing, please contact the undersigned at (303) 291-2314.

Very truly yours,

/s/ Sonny Allison

Sonny Allison

Cc:	John P. Yeros, HyperSpace Communications
Matt T. Savely, HyperSpace Communications
Brian T. Hansen, Holland & Hart

36120-0013/LEGAL12083603.1